Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) [Abstract]
Revenue	SFr 63,882
Cost of Sales	(2,240,554)
Gross profit	(2,176,672)
Other operating income	460,710	174,475
Research and development	(8,939,037)	(2,862,979)	(3,325,281)
Sales and marketing	(1,498,218)
General and administrative	(4,946,576)	(2,594,662)	(3,933,863)
Operating loss	(17,099,793)	(5,283,166)	(7,259,144)
Interest income	3,219	258	17,882
Interest expense	(189,695)	(135,151)	(28,628)
Foreign currency exchange gain/(loss), net	328,641	(333,553)	(219,573)
Revaluation gain/(loss) from derivative financial instruments	(410,918)	(2,250,222)	663,725
Transaction costs		(219,615)
Loss before tax	(17,368,546)	(8,221,449)	(6,825,738)
Income tax gain/(loss)	(21,620)	21,284	193,837
Net loss attributable to owners of the Company	(17,390,166)	(8,200,165)	(6,631,901)
Other comprehensive income/(loss):
Remeasurements of defined benefit liability, net of taxes of CHF 0	264,984	(26,118)	(72,010)
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0	772	88,862	16,446
Other comprehensive income/(loss), net of taxes of CHF 0	265,756	62,744	(55,564)
Total comprehensive loss attributable to owners of the Company	SFr (17,124,410)	SFr (8,137,421)	SFr (6,687,465)
Basic and diluted loss per share (in Francs per share)	SFr (1.31)	SFr (1.36)	SFr (2.28)